Cover	Apr. 25, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 25, 2025
Entity File Number	001-42123
Entity Registrant Name	Chenghe Acquisition II Co.
Entity Central Index Key	0002016420
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	38 Beach Road #29-11
Entity Address, City or Town	South Beach Tower
Entity Address, Country	SG
Entity Address, Postal Zip Code	189767
Local Phone Number	9851 8611
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
City Area Code	+65
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	CHEB.U
Security Exchange Name	NYSEAMER
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CHEB
Security Exchange Name	NYSEAMER
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	CHEB.WS
Security Exchange Name	NYSEAMER